UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22303

John Hancock Collateral Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock INVESTMENTS

John Hancock Collateral Investment Trust

QUARTERLY PORTFOLIO HOLDINGS

9.30.2013

John Hancock Collateral Investment Trust
As of 9-30-13 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value
Asset Backed Securities 0.8%			$32,529,701

(Cost $32,528,704)
AmeriCredit Automobile Receivables Trust, Series 2013-2,
Class A1
04/08/14	0.250	$6,888,189	6,888,237
AmeriCredit Automobile Receivables Trust, Series 2013-3,
Class A1
06/09/14	0.250	2,914,713	2,914,713
CNH Equipment Trust, Series 2012-D, Class A1
12/16/13	0.250	790,177	790,090
Honda Auto Receivables 2013-2 Owner Trust, Series 2013-
2, Class A1
05/16/14	0.240	15,933,769	15,934,805
John Deere Owner Trust 2013, Series 2013-A, Class A1
05/02/14	0.250	6,001,856	6,001,856

Commercial Paper 45.1%			$1,934,287,356

(Cost $1,934,287,356)
Anheuser-Busch InBev Worldwide, Inc.
10/15/13 to 12/19/13	0.170 to 0.284	160,000,000	159,956,936
Bank of Tokyo-Mitsubishi UFJ, Ltd.
10/07/13 to 10/21/13	0.130 to 0.360	200,000,000	199,985,111
BASF SE
03/27/14 to 03/28/14	0.300 to 0.304	203,445,000	203,144,040
BHP Billiton Finance USA, Ltd.
10/17/13 to 10/21/13	0.090	115,000,000	114,994,400
Cargill Global Funding PLC
10/07/13	0.040	13,557,000	13,556,910
Chariot Funding LLC
10/02/13 to 03/04/14	0.240 to 0.270	63,700,000	63,684,191
Deutsche Bank Financial LLC
11/01/13 to 11/29/13	0.540 to 0.560	64,000,000	63,960,679
EI du Pont de Nemours & Company
10/02/13	0.070	85,000,000	84,999,835
Electricite de France SA
11/12/13 to 01/15/14	0.213 to 0.800	206,090,000	205,808,127
General Electric Capital Corp.
11/18/13	0.190	26,000,000	25,993,413
GlaxoSmithKline Finance PLC
10/02/13	0.050	58,000,000	57,999,919
Govco LLC
10/17/13 to 10/21/13	0.140	58,500,000	58,495,582
John Deere Financial, Inc.
10/15/13	0.050	36,000,000	35,999,300
JPMorgan Chase & Company
01/02/14 to 01/08/14	0.370	125,000,000	124,876,924

1

John Hancock Collateral Investment Trust
As of 9-30-13 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Commercial Paper (continued)

Jupiter Securitization Company LLC
12/11/13	0.223	$13,000,000	$12,994,359
MetLife Short Term Funding LLC
10/04/13 to 10/23/13	0.100 to 0.110	49,894,000	49,891,871
National Rural Utilities Cooperative Finance Corp.
10/02/13 to 10/21/13	0.070 to 0.090	141,100,000	141,095,604
Novartis Finance Corp.
10/03/13	0.030	22,000,000	21,999,963
Old Line Funding LLC
10/21/13	0.254	35,000,000	34,995,139
Sumitomo Mitsui Trust Bank, Ltd.
10/01/13 to 10/15/13	0.090 to 0.130	198,000,000	197,997,472
The Coca-Cola Company
12/17/13	0.173	51,877,000	51,858,137
Thunder Bay Funding LLC
10/11/13	0.200	10,000,000	9,999,444

Corporate Interest-Bearing Obligations 36.8%			$1,579,536,511

(Cost $1,579,125,072)
American Honda Finance Corp. (P)(S)
11/08/13 to 05/20/14	0.264 to 0.396	253,400,000	253,377,218
Anheuser-Busch InBev Worldwide, Inc. (P)
01/27/14	0.814	52,005,000	52,102,925
ANZ New Zealand International, Ltd. (P)(S)
12/20/13	1.253	5,000,000	5,010,811
Australia & New Zealand Banking Group, Ltd. (S)
01/10/14	2.125	20,000,000	20,086,000
Bank of Montreal (P)
04/29/14	0.734	6,518,000	6,535,384
Bank of New York Mellon Corp.
01/31/14	1.500	1,175,000	1,179,666
Bank of Tokyo-Mitsubishi UFJ, Ltd. (S)
02/24/14	2.250	7,364,000	7,404,992
BHP Billiton Finance USA, Ltd. (P)
02/18/14	0.533	4,500,000	4,505,819
BHP Billiton Finance USA, Ltd.
04/01/14	5.500	13,851,000	14,212,691
BNP Paribas
10/01/13	0.010	65,000,000	65,000,000
Caterpillar Financial Services Corp.
12/20/13 to 05/20/14	1.375 to 6.125	50,402,000	51,057,012
Credit Suisse New York (P)
01/14/14	1.228	14,165,000	14,200,823
Credit Suisse New York
01/14/14 to 05/01/14	2.200 to 5.500	196,511,000	199,834,335
Credit Suisse USA, Inc.
01/15/14	5.125	7,781,000	7,886,495

2

John Hancock Collateral Investment Trust
As of 9-30-13 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Corporate Interest-Bearing Obligations (continued)

General Electric Capital Corp. (P)
10/25/13 to 04/24/14	0.766 to 1.120	$165,983,000	$166,498,916
General Electric Capital Corp.
01/07/14	2.100	15,060,000	15,130,752
GlaxoSmithKline Capital, Inc.
04/15/14	4.375	6,225,000	6,356,870
IBM Corp.
10/15/13	6.500	3,908,000	3,916,070
John Deere Capital Corp. (P)
10/04/13	0.674	2,750,000	2,750,100
JPMorgan Chase & Company (P)
01/24/14	1.065	110,845,000	111,111,915
National Australia Bank, Ltd. (P)(S)
11/08/13	0.966	5,000,000	5,003,615
National Australia Bank, Ltd. (S)
12/10/13 to 04/11/14	1.700 to 2.250	17,613,000	17,738,974
National Rural Utilities Cooperative Finance Corp. (P)
02/18/14 to 04/04/14	0.346 to 0.523	45,190,000	45,179,798
National Rural Utilities Cooperative Finance Corp.
11/01/13 to 03/01/14	1.125 to 4.750	17,500,000	17,744,976
Old Line Funding LLC (S)
02/04/14	0.203	50,000,000	50,000,000
State Street Corp.
05/30/14	4.300	2,000,000	2,052,510
The Coca-Cola Company
11/15/13	0.750	27,000,000	27,010,206
Toyota Motor Credit Corp. (P)
02/24/14 to 07/14/14	0.246 to 0.269	230,000,000	230,389,701
United Technologies Corp. (P)
12/02/13	0.530	4,200,000	4,202,394
Westpac Banking Corp. (P)(S)
11/01/13 to 03/31/14	0.290 to 1.515	38,000,000	38,120,744
Westpac Banking Corp. (P)
12/09/13	0.988	74,220,000	74,325,581
Westpac Banking Corp.
12/09/13	1.850	59,425,000	59,609,218

U.S. Government Agency Obligations 8.6%			$370,709,132

(Cost $370,553,147)
Federal Farm Credit Bank (P)
01/21/14 to 04/13/15	0.100 to 0.270	286,915,000	287,036,537
Federal Home Loan Bank (P)
12/20/13 to 08/18/14	0.170 to 0.280	52,005,000	52,028,513
Federal National Mortgage Association (P)
06/23/14	0.360	31,590,000	31,644,082

3

John Hancock Collateral Investment Trust

As of 9-30-13 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Certificate of Deposit 7.5%			$321,001,533

(Cost $321,001,533)
Canadian Imperial Bank of Commerce (P)
03/21/14	0.275	$54,000,000	54,000,000
Royal Bank of Canada (P)
06/10/14 to 06/24/14	0.280 to 0.290	45,000,000	45,000,000
Wells Fargo Bank NA (P)
10/09/13 to 07/11/14	0.172 to 0.232	222,000,000	222,001,533

		Par value	Value

Repurchase Agreement 0.9%			$39,465,000

(Cost $39,465,000)
Barclays Bank Tri-Party Repurchase Agreement dated 9-30-13 at
0.060% to be repurchased at $39,465,066 on 10-1-13, collateralized by $40,917,600 U.S. Treasury Notes, 0.750% due 10-31-17 to 2-28-
18 (valued at $40,254,393, including interest)		39,465,000	39,465,000

Total investments (Cost $4,276,960,812)† 99.7%			$4,277,529,233

Other assets and liabilities, net 0.3%			$10,739,527

Total net assets 100.0%			$4,288,268,760

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 9-30-13, the aggregate cost of investment securities for federal income tax purposes was $4,276,960,812.

Net unrealized appreciation aggregated $568,421, of which $738,887 related to appreciated investment securities and $170,466 related to depreciated investment securities.

The fund had the following country concentration as a percentage of total net assets on 9-30-13:

United States	74.4%
Australia	8.1%
Japan	4.8%
Germany	4.7%
Belgium	3.7%
Canada	2.5%
United Kingdom	1.4%
Switzerland	0.3%
New Zealand	0.1%

Total	100.0%

4

John Hancock Collateral Investment Trust
As of 9-30-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Collateral Investment Trust.

305Q3 9/13
11/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Investment Trust

By:	/s/ Barry H. Evans
------------------------------
Barry H. Evans
President and Chief Executive Officer

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry H. Evans
-------------------------------
Barry H. Evans
President and Chief Executive Officer

Date:	November 25, 2013

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	November 25, 2013